Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000.00
Previously Paid Amount	138.10
Total Fee Amount	207,150.00
Total Offset Amount	0.00
Net Fee	$ 207,011.90
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A